Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Roll forward of allowance for doubtful accounts and credit memo reserves
A rollforward of allowance for doubtful accounts and credit memo reserves is as follows:

YEAR ENDED DECEMBER 31,	BALANCE AT BEGINNING OF THE YEAR	CREDIT MEMOS CHARGED TO REVENUE	ALLOWANCE FOR BAD DEBTS CHARGED TO EXPENSE	DEDUCTIONS AND OTHER(1)	BALANCE AT END OF THE YEAR
2021	$56,981	$47,931	$26,896	$(69,799)	$62,009
2020	42,856	55,118	34,411	(75,404)	56,981
2019	43,584	51,846	19,389	(71,963)	42,856
(1)Primarily consists of the issuance of credit memos, the write-off of accounts receivable, allowances associated with businesses acquired and the impact associated with currency translation adjustments.

Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities, with items greater than 5% of total current liabilities are shown separately, and consist of the following:

	DECEMBER 31,
DESCRIPTION	2021	2020
Interest	$124,764	$131,448
Dividends	190,559	187,867
Operating lease liabilities	259,597	250,239
Other	457,617	576,734
Accrued expenses and other current liabilities	$1,032,537	$1,146,288

Property, Plant and Equipment at cost
Property, plant and equipment are stated at cost and depreciated using the straight-line method with the following useful lives (in years):

DESCRIPTION	RANGE
Buildings and building improvements	5 to 40
Leasehold improvements	5 to 10 or life of the lease (whichever is shorter)
Racking	1 to 20 or life of the lease (whichever is shorter)
Warehouse equipment/vehicles	1 to 10
Furniture and fixtures	1 to 10
Computer hardware and software	2 to 5
Property, plant and equipment (including financing leases in the respective category), at cost, consist of the following:

	DECEMBER 31,
DESCRIPTION	2021	2020
Land	$372,411	$354,395
Buildings and building improvements	3,391,143	3,040,253
Leasehold improvements	1,054,757	969,273
Racking	2,075,473	2,083,199
Warehouse equipment/vehicles	494,464	499,787
Furniture and fixtures	50,692	52,978
Computer hardware and software	823,649	746,993
Construction in progress	384,714	499,459
Property, plant and equipment	$8,647,303	$8,246,337

Schedule of Contract Fulfillment Costs and related amortization	Contract Fulfillment Costs as of March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022			DECEMBER 31, 2021
	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Intake Costs asset	$71,731	$(45,432)	$26,299	$71,336	$(42,678)	$28,658
Commissions asset	121,501	(54,356)	67,145	114,791	(50,553)	64,238
During the years ended December 31, 2021, 2020 and 2019, capitalized interest is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Capitalized interest	$12,673	$14,321	$15,980
During the years ended December 31, 2021, 2020 and 2019, capitalized costs associated with the development of internal use computer software projects are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Capitalized costs associated with the development of internal use computer software projects	$48,557	$38,329	$34,650
Contract Fulfillment Costs, which are included as a component of Other within Other Assets, Net, as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
DESCRIPTION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Intake Costs asset	$71,336	$(42,678)	$28,658	$63,721	$(33,352)	$30,369
Commissions asset	114,791	(50,553)	64,238	91,069	(38,787)	52,282
Amortization expense associated with the Intake Costs and Commissions assets for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
DESCRIPTION	2021	2020	2019
Intake Costs asset	$17,530	$13,300	$10,144
Commissions asset	30,739	24,052	19,109

Schedule of operating and financing lease right-of-use assets and lease liabilities	Operating and financing lease right-of-use assets and lease liabilities as of March 31, 2022 and December 31, 2021 are as follows:

DESCRIPTION	MARCH 31, 2022	DECEMBER 31, 2021
Assets:
Operating lease right-of-use assets	$2,343,627	$2,314,422
Financing lease right-of-use assets, net of accumulated depreciation(1)	284,468	298,049
Liabilities:
Current
Operating lease liabilities	$265,186	$259,957
Financing lease liabilities(1)	39,397	41,168
Long-term
Operating lease liabilities	$2,196,846	$2,171,472
Financing lease liabilities(1)	301,603	315,561
(1)Financing lease right-of-use assets, current financing lease liabilities and long-term financing lease liabilities are included within Property, Plant and Equipment, Net, Current portion of long-term debt and Long-term Debt, net of current portion, respectively, within our Condensed Consolidated Balance Sheets.

Operating and financing lease right-of-use assets and lease liabilities as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31,
DESCRIPTION	2021	2020
Assets:
Operating lease right-of-use assets(1)	$2,314,422	$2,196,502
Financing lease right-of-use assets, net of accumulated depreciation(2)(3)	298,049	310,534
Liabilities:
Current
Operating lease liabilities	$259,597	$250,239
Financing lease liabilities(3)	41,168	43,149
Long-term
Operating lease liabilities	$2,171,472	$2,044,598
Financing lease liabilities(3)	315,561	323,162
(1)At December 31, 2021 and 2020, these assets are comprised of approximately 99% real estate related assets (which include land, buildings and racking) and 1% non-real estate related assets (which include warehouse equipment, vehicles, furniture and fixtures and computer hardware and software).
(2)At December 31, 2021, these assets are comprised of approximately 69% real estate related assets and 31% non-real estate related assets. At December 31, 2020, these assets are comprised of approximately 72% real estate related assets and 28% non-real estate related assets.
(3)Financing lease right-of-use assets, current financing lease liabilities and long-term financing lease liabilities are included within Property, Plant and Equipment, Net, Current portion of long-term debt and Long-term Debt, net of current portion, respectively, within our Consolidated Balance Sheets.

Schedule of lease terms and discount rates/Other lease information
The components of the lease expense for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
DESCRIPTION	2022	2021
Operating lease cost(1)	$143,530	$132,675
Financing lease cost:
Depreciation of financing lease right-of-use assets	$11,454	$12,648
Interest expense for financing lease liabilities	4,678	4,975
(1)Operating lease cost, the majority of which is included in Cost of sales, includes variable lease costs of $30,508 and $28,368 for the three months ended March 31, 2022 and 2021, respectively.
Supplemental cash flow information relating to our leases for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
CASH PAID FOR AMOUNTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES:	2022	2021
Operating cash flows used in operating leases	$101,605	$93,645
Operating cash flows used in financing leases (interest)	4,678	4,975
Financing cash flows used in financing leases	10,362	12,441
NON-CASH ITEMS:
Operating lease modifications and reassessments	$23,767	$31,994
New operating leases (including acquisitions and sale-leaseback transactions)	125,902	48,200

The components of the lease expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
DESCRIPTION	2021	2020	2019
Operating lease cost(1)	$545,097	$499,464	$459,619
Financing lease cost:
Depreciation of financing lease right-of-use assets	$50,970	$51,629	$59,258
Interest expense for financing lease liabilities	19,808	19,942	21,031
(1)Operating lease cost, the majority of which is included in Cost of sales, includes variable lease costs of $111,949, $111,501 and $105,922 for the years ended December 31, 2021, 2020 and 2019, respectively.
Weighted average remaining lease terms and discount rates as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021		DECEMBER 31, 2020
	OPERATING LEASES	FINANCING LEASES	OPERATING LEASES	FINANCING LEASES
Remaining Lease Term	10.9 years	10.9 years	11.1 years	11.5 years
Discount Rate	6.6%	5.9%	6.9%	5.9%
Supplemental cash flow information relating to our leases for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
CASH PAID FOR AMOUNTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES:	2021	2020	2019
Operating cash flows used in operating leases	$392,987	$360,088	$338,059
Operating cash flows used in financing leases (interest)	19,808	19,942	21,031
Financing cash flows used in financing leases	46,118	47,829	58,033
NON-CASH ITEMS:
Operating lease modifications and reassessments	$144,310	$143,382	$108,023
New operating leases (including acquisitions and sale-leaseback transactions)	282,490	370,011	170,464

Operating lease maturity table
The estimated minimum future lease payments as of December 31, 2021, are as follows:

YEAR	OPERATING LEASES(1)	SUBLEASE INCOME	FINANCING LEASES(1)
2022	$399,242	$5,838	$55,115
2023	380,690	5,208	50,122
2024	353,617	3,631	41,150
2025	328,320	1,504	38,600
2026	296,895	1,075	34,731
Thereafter	1,706,142	2,271	235,872
Total minimum lease payments	3,464,906	$19,527	455,590
Less amounts representing interest or imputed interest	(1,033,837)		(98,861)
Present value of lease obligations	$2,431,069		$356,729
(1)Estimated minimum future lease payments exclude variable common area maintenance charges, insurance and taxes.
Finance lease maturity table
The estimated minimum future lease payments as of December 31, 2021, are as follows:

YEAR	OPERATING LEASES(1)	SUBLEASE INCOME	FINANCING LEASES(1)
2022	$399,242	$5,838	$55,115
2023	380,690	5,208	50,122
2024	353,617	3,631	41,150
2025	328,320	1,504	38,600
2026	296,895	1,075	34,731
Thereafter	1,706,142	2,271	235,872
Total minimum lease payments	3,464,906	$19,527	455,590
Less amounts representing interest or imputed interest	(1,033,837)		(98,861)
Present value of lease obligations	$2,431,069		$356,729
(1)Estimated minimum future lease payments exclude variable common area maintenance charges, insurance and taxes.
Components of Gain/Loss on Sale/Disposal of Property, Plant and Equipment
Consolidated gain on disposal/write-down of property, plant and equipment, net for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021(1)	2020(1)	2019
Consolidated gain on disposal/write-down of property, plant and equipment, net	$172,041	$363,537	$63,824
The gains primarily consisted of:
•Gains associated with sale and sale-leaseback transactions of approximately $164,000, of which (i) approximately $127,400 relates to the sale-leaseback transactions of five facilities in the United Kingdom during the second quarter of 2021 and (ii) approximately $36,600 relates to the sale and sale-leaseback transactions of nine facilities in the United States during the fourth quarter of 2021.

•Gains associated with sale-leaseback transactions of approximately $342,100, of which (i) approximately $265,600 relates to the sale-leaseback transactions of 14 facilities in the United States during the fourth quarter of 2020 and (ii) approximately $76,400 relates to the sale-leaseback transactions of two facilities in the United States during the third quarter of 2020.
•Gains of approximately $24,100 associated with the Frankfurt JV Transaction (as defined in Note 3).

•Gains associated with sale and sale-leaseback transactions of approximately $67,800 in the United States.
•The sale of certain land and buildings of approximately $36,000 in the United Kingdom.
Partially offset by losses from:
•The impairment charge on the assets associated with the select offerings within our Iron Mountain Iron Cloud portfolio and loss on the subsequent sale of certain IT infrastructure assets and rights to certain hardware and maintenance contracts used to deliver these offerings of approximately $25,000.
•The write-down of certain property, plant and equipment of approximately $15,700 in the United States.

(1) The gains recognized associated with the sale and sale-leaseback transactions during the years ended December 31, 2021 and 2020 are part of our program to monetize a small portion of our industrial real estate assets. The terms for these leases are consistent with the terms of our lease portfolio, which are disclosed in Note 2.i.

Schedule of carrying value of goodwill, net for each of the reporting units
The carrying value of goodwill, net for each of our reporting units as of December 31, 2021 and 2020 is as follows:

		CARRYING VALUE AS OF DECEMBER 31,
SEGMENT	REPORTING UNIT	2021	2020
Global RIM (as defined in Note 11) Business	North America RIM	$2,720,049	$2,719,182
	Europe RIM	624,502	641,621
	Latin America RIM	107,174	117,834
	ANZ RIM	284,042	301,251
	Asia RIM	240,494	244,294
Global Data Center Business	Global Data Center	426,074	436,987
Corporate and Other Business	Fine Arts	$27,905	$15,176
	Entertainment Services	33,291	35,159
	Technology Escrow Services(1)	—	46,105
Total		$4,463,531	$4,557,609
(1)The Technology Escrow Services reporting unit was divested in June 2021 (see Note 4).
Schedule of changes in the carrying value of goodwill attributable to each reportable operating segment
The changes in the carrying value of goodwill attributable to each reportable operating segment for the three months ended March 31, 2022, as restated for the changes described above, are as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
Goodwill balance, net of accumulated amortization as of December 31, 2021	$3,972,852	$426,074	$64,605	$4,463,531
Non-tax deductible goodwill acquired during the period	978	—	580,150	581,128
Fair value and other adjustments(1)	(16,993)	—	—	(16,993)
Currency effects	(1,004)	(2,702)	(269)	(3,975)
Goodwill balance, net accumulated amortization as of March 31, 2022	$3,955,833	$423,372	$644,486	$5,023,691
Accumulated goodwill impairment balance as of March 31, 2022	$132,409	$—	$26,011	$158,420
(1) This amount represents an adjustment to goodwill as a result of the deconsolidation of certain businesses, as described in Note 2.k.

The changes in the carrying value of goodwill attributable to each reportable operating segment for the years ended December 31, 2021 and 2020, as restated for the changes described above, are as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
Goodwill balance, net of accumulated amortization, as of December 31, 2019	$3,940,303	$424,568	$120,338	$4,485,209
Non-tax deductible goodwill acquired during the year	54,258	—	—	54,258
Goodwill impairment	—	—	(23,000)	(23,000)
Fair value and other adjustments	(3,815)	—	403	(3,412)
Currency effects	31,895	12,419	240	44,554
Goodwill balance, net of accumulated amortization, as of December 31, 2020	4,022,641	436,987	97,981	4,557,609
Non-tax deductible goodwill acquired during the year	14,406	—	13,141	27,547
Goodwill allocated to IPM Divestment	—	—	(46,105)	(46,105)
Fair value and other adjustments	(6,091)	—	(1,268)	(7,359)
Currency effects	(58,104)	(10,913)	856	(68,161)
Goodwill balance, net of accumulated amortization, as of December 31, 2021	$3,972,852	$426,074	$64,605	$4,463,531
Accumulated Goodwill Impairment Balance as of December 31, 2020	$132,409	$—	$26,011	$158,420
Accumulated Goodwill Impairment Balance as of December 31, 2021	$132,409	$—	$26,011	$158,420

Components of amortizable intangible assets	The gross carrying amount and accumulated amortization of our finite-lived intangible assets as of December 31, 2021 and 2020, respectively, are as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
DESCRIPTION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Assets:
Customer relationship intangible assets(1)	$1,835,949	$(763,943)	$1,072,006	$1,852,700	$(668,547)	$1,184,153
Customer inducements(1)	51,403	(28,400)	23,003	49,098	(26,923)	22,175
Data center lease-based intangible assets(1)(2)	278,904	(192,870)	86,034	269,988	(149,339)	120,649
Third-party commissions asset(3)	33,947	(13,716)	20,231	34,317	(8,761)	25,556
Liabilities:
Data center below-market leases(4)	$12,782	$(6,923)	$5,859	$12,854	$(5,943)	$6,911
(1)Included in Customer relationships, customer inducements and data center lease-based intangibles in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.
(2)Data center lease-based intangible assets includes Data Center In-Place Leases, Data Center Tenant Relationships and Data Center Above-Market Leases.
(3)Included in Other (within Other Assets, Net) in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.
(4)Included in Other long-term liabilities in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.

Schedule of amortization expenses
Amortization expense associated with finite-lived intangible assets, revenue reduction associated with the amortization of Customer Inducements and net revenue reduction associated with the amortization of Data Center Above-Market Leases and Data Center Below-Market Leases for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Amortization expense included in depreciation and amortization associated with:
Customer relationship intangible assets	$117,761	$117,514	$117,972
Data center in-place leases and tenant relationships	42,333	42,637	46,696
Third-party commissions asset and other finite-lived intangible assets	6,987	7,004	7,957
Revenue reduction associated with amortization of:
Customer inducements and data center above-market and below-market leases	$8,852	$9,878	$13,703

Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
Estimated amortization expense for existing finite-lived intangible assets (excluding Contract Fulfillment Costs, as defined and disclosed in Note 2.r.) is as follows:

	ESTIMATED AMORTIZATION
YEAR	INCLUDED IN DEPRECIATION AND AMORTIZATION	REVENUE REDUCTION ASSOCIATED WITH CUSTOMER INDUCEMENTS AND DATA CENTER ABOVE-MARKET AND BELOW-MARKET LEASES
2022	$134,107	$6,367
2023	128,681	4,628
2024	123,412	2,599
2025	117,306	1,506
2026	115,966	1,187
Thereafter	557,040	2,616

Assets and liabilities carried at fair value measured on a recurring basis
The assets and liabilities carried at fair value measured on a recurring basis as of March 31, 2022 and December 31, 2021 are as follows:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2022 USING
DESCRIPTION	TOTAL CARRYING VALUE AT MARCH 31, 2022	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds	$28,718	$—	$28,718	$—
Time Deposits	3,167	—	3,167	—
Trading Securities	10,442	10,355	87	—
Derivative Assets	19,443	—	19,443	—
Deferred Purchase Obligation (as defined in Note 3)	275,100	—	—	275,100

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2021 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds	$101,022	$—	$101,022	$—
Time Deposits	2,238	—	2,238	—
Trading Securities	11,147	11,062	85	—
Derivative Assets	11,021	—	11,021	—
Derivative Liabilities	8,344	—	8,344	—
The assets and liabilities carried at fair value and measured on a recurring basis as of December 31, 2021 and 2020, respectively, are as follows:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2021 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)		SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds(1)	$101,022	$—		$101,022		$—
Time Deposits(1)	2,238	—		2,238		—
Trading Securities	11,147	11,062	(2)	85	(3)	—
Derivative Assets(4)	11,021	—		11,021		—
Derivative Liabilities(4)	8,344	—		8,344		—

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2020 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)		SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds(1)	$62,657	$—		$62,657		$—
Time Deposits(1)	2,121			2,121		—
Trading Securities	10,892	10,636	(2)	256	(3)	—
Derivative Liabilities(4)	49,703	—		49,703		—
(1)Money market funds and time deposits are measured based on quoted prices for similar assets and/or subsequent transactions.
(2)Certain trading securities are measured at fair value using quoted market prices.
(3)Certain trading securities are measured based on inputs other than quoted market prices that are observable.
(4)Derivative assets and liabilities include (i) interest rate swap agreements, including forward-starting interest rate swap agreements, to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness and (ii) cross-currency swap agreements to hedge the variability of exchange rates impacts between the United States dollar and the Euro and certain of our Euro denominated subsidiaries. Our derivative financial instruments are measured using industry standard valuation models using market-based observable inputs, including interest rate curves, forward and spot prices for currencies and implied volatilities. Credit risk is also factored into the determination of the fair value of our derivative financial instruments. See Note 6 for additional information on our derivative financial instruments.
Schedule of changes in accumulated other comprehensive items, net
The changes in accumulated other comprehensive items, net for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31, 2022			THREE MONTHS ENDED MARCH 31, 2021
	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL
Beginning of Period	$(341,024)	$2,677	$(338,347)	$(206,190)	$(49,703)	$(255,893)
Other comprehensive (loss) income):
Foreign currency translation and other adjustments	27,223	—	27,223	(66,224)	—	(66,224)
Change in fair value of derivative instruments	—	16,766	16,766	—	15,206	15,206
Total other comprehensive (loss) income	27,223	16,766	43,989	(66,224)	15,206	(51,018)
End of Period	$(313,801)	$19,443	$(294,358)	$(272,414)	$(34,497)	$(306,911)

The changes in accumulated other comprehensive items, net for the years ended December 31, 2021, 2020 and 2019 are as follows:

	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL
Balance as of December 31, 2018	$(264,691)	$(973)	$(265,664)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	11,866	—	11,866
Change in fair value of derivative instruments	—	(8,783)	(8,783)
Total other comprehensive income (loss)	11,866	(8,783)	3,083
Balance as of December 31, 2019	(252,825)	(9,756)	(262,581)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	46,635	—	46,635
Change in fair value of derivative instruments	—	(39,947)	(39,947)
Total other comprehensive income (loss)	46,635	(39,947)	6,688
Balance as of December 31, 2020	(206,190)	(49,703)	(255,893)
Other comprehensive (loss) income:
Foreign currency translation and other adjustments	(134,834)	—	(134,834)
Change in fair value of derivative instruments	—	52,380	52,380
Total other comprehensive (loss) income	(134,834)	52,380	(82,454)
Balance as of December 31, 2021	$(341,024)	$2,677	$(338,347)

Contract with customer, future amortization expense	Estimated amortization expense for Contract Fulfillment Costs is as follows:

YEAR	ESTIMATED AMORTIZATION
2022	$47,393
2023	30,083
2024	15,420

Schedule of deferred revenue liabilities
Deferred revenue liabilities are reflected in our Condensed Consolidated Balance Sheets as follows:

DESCRIPTION	LOCATION IN BALANCE SHEET	MARCH 31, 2022	DECEMBER 31, 2021
Deferred revenue - Current	Deferred revenue	$301,965	$307,470
Deferred revenue - Long-term	Other Long-term Liabilities	31,532	33,691

Deferred revenue liabilities are reflected as follows in our Consolidated Balance Sheets:

		DECEMBER 31,
DESCRIPTION	LOCATION IN BALANCE SHEET	2021	2020
Deferred revenue - Current	Deferred revenue	$307,470	$295,785
Deferred revenue - Long-term	Other Long-term Liabilities	33,691	35,612

Schedule of revenue	Storage rental revenue, including revenue associated with power and connectivity, associated with our Global Data Center Business for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Storage rental revenue(1)	$87,451	$67,157
(1)Revenue associated with power and connectivity included within storage rental revenue was $28,318 and $13,133 for the three months ended March 31, 2022 and 2021, respectively.
Storage rental revenue, including revenue associated with power and connectivity, associated with our Global Data Center Business for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Storage rental revenue(1)	$289,592	$263,695	$246,925
(1)Revenue associated with power and connectivity included within storage rental revenue was $62,185, $47,451 and $43,269 for the years ended December 31, 2021, 2020 and 2019, respectively.

Payments to be received
The future minimum lease payments we expect to receive under non-cancellable data center operating leases for which we are the lessor, excluding month to month leases, for the next five years are as follows:

YEAR	FUTURE MINIMUM LEASE PAYMENTS
2022	$266,109
2023	218,324
2024	179,169
2025	126,269
2026	98,440

Schedule of stock-based compensation expense
Stock-based compensation expense for the Employee Stock-Based Awards for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Stock-based compensation expense	$11,341	$10,953

Stock-based compensation expense for Employee Stock-Based Awards included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Stock-based compensation expense	$61,001	$37,674	$35,654
Stock-based compensation expense, after tax	59,243	36,584	33,103

Schedule of weighted average assumptions	These values were estimated on the date of grant using the Black-Scholes option pricing model. The weighted average assumptions used for grants in the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
WEIGHTED AVERAGE ASSUMPTIONS	2021	2020	2019
Expected volatility(1)	28.3%	25.4%	24.3%
Risk-free interest rate(2)	1.45%	1.45%	2.47%
Expected dividend yield(3)	7%	7%	7%
Expected life(4)	10.0 years	10.0 years	5.0 years
(1)Expected volatility is calculated utilizing daily historical volatility over a period that equates to the expected life of the option.
(2)Risk-free interest rate is based on the United States Treasury interest rates whose term is consistent with the expected life (estimated period of time outstanding) of the stock options.
(3)Expected dividend yield is considered in the option pricing model and represents our current annualized expected per share dividends over the current trade price of our common stock.
(4)Expected life of the stock options granted is estimated using the historical exercise behavior of employees.

Summary of stock option activity
A summary of stock option activity for the year ended December 31, 2021 is as follows:

	OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2020	4,732,519	$35.83
Granted	429,618	34.73
Exercised	(869,855)	34.26
Forfeited	(16,304)	35.37
Expired	(51,905)	34.27
Outstanding at December 31, 2021	4,224,073	$36.06	5.75	$68,747
Options exercisable at December 31, 2021	3,168,908	$36.60	4.90	$49,850
Options expected to vest	1,054,641	$34.42	8.34	$18,888

Summary of restricted stock and RSU activity
The fair value of RSUs vested during the years ended December 31, 2021, 2020 and 2019, are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Fair value of RSUs vested	$29,332	$26,492	$21,191
A summary of RSU activity for the year ended December 31, 2021 is as follows:

	RSUs	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2020	1,294,006	$33.02
Granted	1,178,170	34.98
Vested	(862,377)	34.01
Forfeited	(206,166)	32.65
Non-vested at December 31, 2021	1,403,633	$34.11

Schedule of performance stock units
The fair value of earned PUs that vested during the years ended December 31, 2021, 2020 and 2019, is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Fair value of earned PUs that vested	$29,701	$11,812	$6,503

Summary of performance unit (PU) activity
A summary of PU activity for the year ended December 31, 2021 is as follows:

	ORIGINAL PU AWARDS	PU ADJUSTMENT(1)	TOTAL PU AWARDS	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2020	1,073,209	(319,508)	753,701	$36.98
Granted	488,953	—	488,953	54.61
Vested	(630,151)	—	(630,151)	47.13
Forfeited/Performance or Market Conditions Not Achieved	(58,776)	(221,936)	(280,712)	35.84
Non-vested at December 31, 2021	873,235	(541,444)	331,791	$44.65
(1)Represents an increase or decrease in the number of original PUs awarded based on either the final performance criteria or market condition achievement at the end of the performance period of such PUs or a change in estimated awards based on the forecasted performance against the predefined targets.

Other expense (income), net
Consolidated other expense (income), net for the three months ended March 31, 2022 and 2021 consists of the following:

	THREE MONTHS ENDED MARCH 31,
DESCRIPTION	2022	2021
Foreign currency transaction (gains) losses, net	$(13,201)	$2,314
Debt extinguishment expense	671	—
Other, net(1)	68,431	2,399
Other Expense (Income), Net	$55,901	$4,713
(1)On March 24, 2022, as a result of our loss of control, we deconsolidated the businesses included in the acquisition of OSG Records Management (Europe) Limited, excluding Ukraine. We recognized a loss of approximately $105,800 associated with the deconsolidation to Other expense (income), net in the first quarter of 2022 representing the difference between the net asset value prior to the deconsolidation and subsequent remeasurement of the retained investment to fair value of zero. We have concluded that the deconsolidation does not meet the criteria to be reported as discontinued operations in our consolidated financial statements, as it does not represent a strategic shift that will have a major effect on our operations and financial results. The loss was partially offset by a gain of approximately $35,800 associated with the Clutter Transaction (as defined in Note 4).

Consolidated other (income) expense, net for the years ended December 31, 2021, 2020 and 2019 consists of the following:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Foreign currency transaction (gains) losses, net(1)	$(15,753)	$29,830	$24,852
Debt extinguishment expense	—	68,300	—
Other, net(2)	(177,051)	45,415	9,046
Other (Income) Expense, Net	$(192,804)	$143,545	$33,898
(1)The gain or loss on foreign currency transactions, calculated as the difference between the historical exchange rate and the exchange rate at the applicable measurement date, includes gains or losses primarily related to (i) borrowings in certain foreign currencies under our Revolving Credit Facility (as defined in Note 7), (ii) our previously outstanding 3% Euro Senior Notes due 2025 ("Euro Notes"), (iii) certain foreign currency denominated intercompany obligations of our foreign subsidiaries to us and between our foreign subsidiaries, which are not considered permanently invested and (iv) amounts that are paid or received on the net settlement amount from forward contracts (as more fully discussed in Note 6).
(2)Other, net for the year ended December 31, 2021 consists primarily of (a) a gain of approximately $179,000 associated with our IPM Divestment and (b) a gain of approximately $20,300 associated with the loss of control and related deconsolidation, as of May 18, 2021, of one of our wholly owned Netherlands subsidiaries, for which we had value-added tax liability exposure that was recorded in 2019, partially offset by (c) losses on our equity method investments. Other, net for the year ended December 31, 2020 consists primarily of (a) changes in the estimated value of our mandatorily redeemable noncontrolling interests and (b) losses on our equity method investments.

Calculation of basic and diluted net income (loss) per share attributable to the entity
The calculation of basic and diluted income (loss) per share for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Net Income (Loss)	$41,707	$46,631
Less: Net (Loss) Income Attributable to Noncontrolling Interests	(592)	1,028
Net Income (Loss) Attributable to Iron Mountain Incorporated (utilized in numerator of Earnings Per Share calculation)	$42,299	$45,603
Weighted-average shares—basic	290,328,000	288,756,000
Effect of dilutive potential stock options	995,625	56,437
Effect of dilutive potential RSUs and PUs	521,977	715,850
Weighted-average shares—diluted	291,845,602	289,528,287
Net Income (Loss) Per Share Attributable to Iron Mountain Incorporated:
Basic	$0.15	$0.16
Diluted	$0.14	$0.16
Antidilutive stock options, RSUs and PUs, excluded from the calculation	755,580	4,708,068

The calculation of basic and diluted income (loss) per share for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Income (loss) from continuing operations	$452,725	$343,096	$268,211
Less: Net income (loss) attributable to noncontrolling interests	2,506	403	938
Income (loss) from continuing operations (utilized in numerator of Earnings Per Share calculation)	450,219	342,693	267,273
Income (loss) from discontinued operations, net of tax	—	—	104
Net income (loss) attributable to Iron Mountain Incorporated	$450,219	$342,693	$267,377
Weighted-average shares—basic	289,457,000	288,183,000	286,971,000
Effect of dilutive potential stock options	645,886	24,903	145,509
Effect of dilutive potential RSUs and PUs	872,204	435,287	570,435
Weighted-average shares—diluted	290,975,090	288,643,190	287,686,944
Earnings (losses) per share—basic:
Income (loss) from continuing operations	$1.56	$1.19	$0.93
(Loss) income from discontinued operations, net of tax	—	—	—
Net income (loss) attributable to Iron Mountain Incorporated(1)	$1.56	$1.19	$0.93
Earnings (losses) per share—diluted:
Income (loss) from continuing operations	$1.55	$1.19	$0.93
(Loss) income from discontinued operations, net of tax	—	—	—
Net income (loss) attributable to Iron Mountain Incorporated(1)	$1.55	$1.19	$0.93
Antidilutive stock options, RSUs and PUs, excluded from the calculation	1,447,722	5,663,981	4,475,745
(1)Columns may not foot due to rounding.